Retirement Benefit (Details) (PRC Retirement Plans [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PRC Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement Plan, Contribution made by Company, Percentage Rate of Basic Salary Range, Maximum	22.00%
Retirement Plan, Contribution made by Company, Percentage Rate of Basic Salary Range, Minimum	20.00%
Retirement Plan, Contribution made by Employees, Percentage Rate of Basic Salary Range, Maximum	8.00%
Retirement Plan, Contribution made by Employees, Percentage Rate of Basic Salary Range, Minimum	6.00%
Contribution to Retirement Plan, Expense	$ 16,553,764	$ 12,845,223	$ 12,532,810